Borrowings (Details Narrative)																									1 Months Ended						12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 EUR (€)	Oct. 30, 2024 USD ($)	Oct. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($) shares	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Jul. 31, 2020 EUR (€)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 EUR (€)	Sep. 30, 2023 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	May 15, 2025 USD ($)	May 15, 2025 EUR (€)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Jan. 27, 2025 USD ($)	Jan. 27, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Aug. 31, 2024 EUR (€)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	May 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Feb. 29, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 EUR (€)	Aug. 31, 2023 EUR (€)	Jul. 31, 2023 EUR (€)	Apr. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Short-Term Debt [Line Items]
Restated amount	$ 558,206												$ 544,731												$ 558,206						$ 558,206		$ 544,731
Unsecured term loans	46,392,310												15,800,000												46,392,310						46,392,310		15,800,000																			€ 12,629,000
Non-cash loss on debt extinguishment																															$ 4,377,051	€ 3,464,238
Discount rate percentage																															35.00%	35.00%
Lien hardt And Partner Privat Bank Zurich AG [Member]
Short-Term Debt [Line Items]
Interest rate			6.35%	6.35%
Line of credit facility			$ 3,100,000																																						€ 2,500,000
Line of credit facility, increase net			5,600,000	€ 4,500,000	$ 2,500,000	€ 2,000,000
Convertible Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount	13,300,000									$ 7,600,000	$ 7,600,000												€ 10,448,384	€ 10,448,384	13,300,000	$ 7,600,000	$ 7,600,000		€ 4,500,000	€ 4,500,000	$ 13,300,000																		€ 6,000,000	€ 6,000,000			€ 4,500,000
Interest rate										15.00%	15.00%												10.00%	8.00%
Maturity date description																										March 2026	March 2026
principal amount	5,900,000																								5,900,000						$ 5,900,000									€ 4,653,493
Debt conversion, converted instrument, shares issued | shares																		7,845,055
Discount rate percentage										25.00%	35.00%																				10.00%	10.00%	10.00%
Convertible Loan Agreements One [Member]
Short-Term Debt [Line Items]
Borrow amount	5,700,000																								5,700,000						$ 5,700,000
Maturity date description																												March 2026	March 2026	March 2026
Unsecured Shareholder Term Loans [Member]
Short-Term Debt [Line Items]
Unsecured term loans																																		$ 3,500,000	€ 2,800,000	$ 1,900,000	€ 1,500,000			2,000,000
Unsecured Shareholder Term Loans [Member] | IPO [Member]
Short-Term Debt [Line Items]
principal amount																																		$ 12,500,000	€ 10,000,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount	$ 3,000,000		$ 2,500,000					$ 3,700,000	$ 3,600,000			$ 1,600,000	$ 1,800,000		$ 1,000,000	$ 2,000,000		$ 1,600,000	$ 1,800,000	$ 1,800,000	$ 1,600,000	$ 2,000,000			$ 3,000,000			$ 1,000,000			$ 3,000,000		$ 1,800,000							€ 2,800,000	4,800,000		€ 3,000,000	$ 11,200,000	€ 9,000,000	$ 11,200,000	€ 9,000,000	€ 2,900,000			€ 1,300,000	1,500,000	€ 800,000	€ 1,600,000	€ 1,300,000	€ 1,500,000	€ 1,500,000	€ 1,300,000	€ 1,600,000
Interest rate								10.00%	10.00%			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Maturity date description																December 2023	December 2023	December 2023	June 2023	June 2023	June 2023	June 2023
Restated amount													$ 8,100,000			$ 12,900,000																	8,100,000																			6,490,000		10,329,000
Restated debt													7,300			11,800,000																	$ 7,300																			€ 5,900		€ 9,390,000
Rolled up interest debt													$ 738,000	€ 590,000		$ 1,200,000	€ 930,000
Restated overall amount							$ 33,600,000																																			€ 26,901,566
principal amount							32,300,000																																			25,829,000
Accrued interest							$ 1,400,000																																			1,132,566
Threshold percentage	10.00%	10.00%					15.00%																		15.00%
New debt terms	$ 40,425,804	€ 30,425,804
Debt instrument, interest rate, stated percentage	12.85%																								12.85%						12.85%			15.00%	15.00%					12.85%
Debt instrument term																															5 years	5 years
Interest rate, effective percentage	9.665%																								9.665%						9.665%									9.665%
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Borrow amount																																				$ 1,800,000	€ 1,500,000	$ 1,800,000	€ 1,500,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member] | IPO [Member] | Maximum [Member]
Short-Term Debt [Line Items]
principal amount							$ 12,500,000																																			€ 10,000,000
Unsecured Shareholder Term Loans One [Member] | Unsecured Term Loan Agreements [Member]
Short-Term Debt [Line Items]
Borrow amount | €																																									€ 2,000,000